Finance lease receivables (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of maturity analysis of finance lease payments receivable [abstract]
Schedule of Finance Lease Receivables
The Group’s finance lease receivables are classified as loans and advances to customers and accounted for at amortised cost. These balances are analysed as follows:

	2023 £m	2022 £m
Not later than 1 year	5,950	6,562
Later than 1 year and not later than 2 years	4,851	4,119
Later than 2 years and not later than 3 years	4,609	3,844
Later than 3 years and not later than 4 years	3,074	3,029
Later than 4 years and not later than 5 years	631	428
Later than 5 years	545	574
Gross investment	19,660	18,556
Unearned future finance income	(2,272)	(1,639)
Rentals received in advance	(14)	(122)
Net investment	17,374	16,795
The net investment represents amounts recoverable as follows:

	2023 £m	2022 £m
Not later than 1 year	5,236	5,823
Later than 1 year and not later than 2 years	4,328	3,660
Later than 2 years and not later than 3 years	4,090	3,552
Later than 3 years and not later than 4 years	2,711	2,894
Later than 4 years and not later than 5 years	551	385
Later than 5 years	458	481
Net investment	17,374	16,795
The Group’s finance lease assets are comprised as follows:

	2023 £m	2022 £m
Electric vehicles	1,339	586
Internal combustion engine vehicles	11,465	10,993
Hybrid vehicles	1,146	746
Other	3,424	4,470
Net investment	17,374	16,795